Summary of Significant Accounting Policies - Additional Information (Detail) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2017 segment	Dec. 31, 2016 USD ($) segment	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Significant Accounting Policies [Line Items]
Operating segments | segment	3	3
Software technology assets resulting from acquisitions, estimated useful live		7 years 1 month 6 days
Equity investments, net		$ 110,793	$ 106,118
Cardholders' loss reserve		10,500	9,400
Reserve for merchant loss		2,000
Advertising expenses		$ 11,500	9,600	$ 5,700
Minimum
Significant Accounting Policies [Line Items]
Estimated forfeiture rate		0.00%
Maximum
Significant Accounting Policies [Line Items]
Estimated forfeiture rate		8.00%
TSYS de Mexico
Significant Accounting Policies [Line Items]
Equity method investment, percentage of ownership		49.00%
CUP Data
Significant Accounting Policies [Line Items]
Equity method investment, percentage of ownership		44.56%
Equity investments, net		$ 101,638	$ 98,518
Perpetual and site licenses | Minimum
Significant Accounting Policies [Line Items]
Intangible assets estimated useful life		3 years
Perpetual and site licenses | Maximum
Significant Accounting Policies [Line Items]
Intangible assets estimated useful life		10 years
Licensed computer software | Maximum
Significant Accounting Policies [Line Items]
Intangible assets estimated useful life		10 years
Acquisition technology intangibles | Minimum
Significant Accounting Policies [Line Items]
Software technology assets resulting from acquisitions, estimated useful live		5 years
Acquisition technology intangibles | Maximum
Significant Accounting Policies [Line Items]
Software technology assets resulting from acquisitions, estimated useful live		9 years
Software development costs | Minimum
Significant Accounting Policies [Line Items]
Intangible assets estimated useful life		3 years
Software development costs | Maximum
Significant Accounting Policies [Line Items]
Intangible assets estimated useful life		10 years
Internal-use software | Minimum
Significant Accounting Policies [Line Items]
Intangible assets estimated useful life		3 years
Internal-use software | Maximum
Significant Accounting Policies [Line Items]
Intangible assets estimated useful life		10 years
Other intangible assets | Minimum
Significant Accounting Policies [Line Items]
Intangible assets estimated useful life		3 years
Other intangible assets | Maximum
Significant Accounting Policies [Line Items]
Intangible assets estimated useful life		10 years
Issuer Solutions | Minimum
Significant Accounting Policies [Line Items]
Processing contracts		3 years
Issuer Solutions | Maximum
Significant Accounting Policies [Line Items]
Processing contracts		10 years
Merchant Solutions | Minimum
Significant Accounting Policies [Line Items]
Processing contracts		3 years
Merchant Solutions | Maximum
Significant Accounting Policies [Line Items]
Processing contracts		8 years
Other Current Liabilities
Significant Accounting Policies [Line Items]
Transaction processing provision		$ 2,900
Goodwill
Significant Accounting Policies [Line Items]
Equity investments, net		$ 46,100
Buildings and improvements | Minimum
Significant Accounting Policies [Line Items]
Property and equipment, estimated useful live		5 years
Buildings and improvements | Maximum
Significant Accounting Policies [Line Items]
Property and equipment, estimated useful live		40 years
Computer equipment | Minimum
Significant Accounting Policies [Line Items]
Property and equipment, estimated useful live		2 years
Computer equipment | Maximum
Significant Accounting Policies [Line Items]
Property and equipment, estimated useful live		5 years
Furniture and other equipment | Minimum
Significant Accounting Policies [Line Items]
Property and equipment, estimated useful live		3 years
Furniture and other equipment | Maximum
Significant Accounting Policies [Line Items]
Property and equipment, estimated useful live		15 years